Financial Debt - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial debt
Contractual advances	€ 7,627,000
Advances received	7,627,000	€ 7,627,000
Fixed reimbursements	1,814,000
Variable reimbursements	€ 63,000
Percentage non revocable repayment	30.00%
Probability of repayment program with support Walloon region	100.00%
Financial debt for the variable part using a discount	12.50%
Percentage of revenue projections	25.00%
Percentage of discount rate (in negative)	(25.00%)
Discount rate used for the fixed part of the recoverable cash advances	3.80%
Discount rate fixed part reimbursement recoverable cash advances	5.00%
Discount rate for variable part	9.40%
Discount rate variable part reimbursement recoverable cash advances	12.50%
Discounting impact	€ 1,037,000	990,000	€ 925,000
Initial measurement and re-measurement	561,000	324,000
Sleep apnea device
Disclosure of financial debt
Contractual advances	1,600,000
Advances received	1,600,000
Fixed reimbursements	588,000
Variable reimbursements	€ 8,000
Turnover Dependent Reimbursement Percentage Of Sales	0.224%
Activation chip improvements
Disclosure of financial debt
Contractual advances	€ 1,467,000
Advances received	1,467,000
Fixed reimbursements	88,000
Variable reimbursements	18,000
Cumulative Reimbursements	88,000
Amount Reimbursed.	€ 22,000	40,000
Turnover Dependent Reimbursement Percentage Of Sales	0.45%
Clinical trial
Disclosure of financial debt
Contractual advances	€ 2,400,000
Advances received	2,400,000
Fixed reimbursements	510,000
Variable reimbursements	13,000
Amount Reimbursed.	€ 150,000	163,000
Turnover Dependent Reimbursement Percentage Of Sales	0.336%
First articles
Disclosure of financial debt
Contractual advances	€ 2,160,000
Advances received	2,160,000
Fixed reimbursements	628,000
Variable reimbursements	24,000
Cumulative Reimbursements	600,000
Amount Reimbursed.	€ 80,000	€ 79,000
Turnover Dependent Reimbursement Percentage Of Sales	0.30%